SCHEDULE OF CONTRACTUAL MATURITY (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Due to related parties	$ 16,731,731	$ 4,002,880
Trade payable	4,253,912	3,285,495
Accrued expenses and other liabilities	3,564,543	2,066,930
Loans payable	7,967,276	10,263,804
Operating lease liability	2,300,336
Short term debt	25,000	40,000
Total	34,842,798	19,659,109
Total contractual undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Due to related parties	16,731,731	4,002,880
Trade payable	4,253,912	3,285,495
Accrued expenses and other liabilities	3,564,543	2,066,930
Loans payable	8,577,774	10,263,804
Operating lease liability	2,300,336
Short term debt	25,000	40,000
Total	35,453,296	19,659,109
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Due to related parties	7,009,162	4,001,091
Trade payable	4,253,912	3,285,495
Accrued expenses and other liabilities	3,564,543	2,066,930
Loans payable	8,577,774	229,815
Operating lease liability	234,169
Short term debt	25,000	40,000
Total	23,664,560	9,623,331
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Due to related parties	9,722,569	1,789
Trade payable	4,253,912	3,285,495
Accrued expenses and other liabilities	3,564,543	2,066,930
Loans payable		10,033,989
Operating lease liability	2,066,167
Short term debt
Total	$ 19,607,191	$ 15,388,203